CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (275,711)	$ (267,146)	$ (255,746)
Components of other comprehensive loss, net of taxes
Currency translation adjustment	2,245	(2,954)	(5,461)
Net change in derivatives (Note 12)	4,077	(8,207)	3,165
Net (loss) gain on long-term pension liability adjustment	(592)	897	843
Total other comprehensive income (loss)	5,730	(10,264)	(1,453)
Total comprehensive loss	(269,981)	(277,410)	(257,199)
Comprehensive (income) loss attributable to noncontrolling interests	(118)	(278)	1,226
Comprehensive loss attributable to stockholders	$ (270,099)	$ (277,688)	$ (255,973)